Subsequent Events	12 Months Ended
Jul. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before these financial statements are issued, the Group has evaluated all events or transactions that occurred after July 31, 2025, up through November 17, 2025, when the Group issued the consolidated financial statements.

On August 7, 2025, the Company closed its initial public offering (the “IPO”) of 2,400,000 Class A ordinary shares, par value $0.0001 per share (the “Shares”). The Shares were priced at $5.00 per share, and the offering was conducted on a firm commitment basis. The Shares commenced trading on The Nasdaq Capital Market (“Nasdaq”) on August 6, 2025, under the ticker symbol “CTW”. The Company received gross proceeds of $12,000,000 from the IPO.